Revenues - Balances from Contract with Customers and Estimated Deferred Revenue to be Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Revenues
Deferred revenue-current portion	$ (2,540)		$ (1,295)
Deferred revenue-non-current (note (a))	(408)		(809)
Payments in advance from customers-included in other payables, accruals and advance receipts (note (b))			(701)
Deferred revenue	2,948	$ 3,900
Revenue recognized	2,100
Estimated deferred revenue
Not later than 1 year	2,540
Between 1 to 2 years	390
Between 2 to 3 years	18
Total deferred revenue	2,948	3,900
ASU 2014-09 | Adjustments
Revenues
Deferred revenue-current portion	605
Deferred revenue-non-current (note (a))	(64)
Deferred revenue		1,100
Estimated deferred revenue
Total deferred revenue		$ 1,100
Innovation Platform
Revenues
Deferred revenue-current portion	(2,353)		(1,295)
Deferred revenue-non-current (note (a))	(408)		$ (809)
Commercial Platform
Revenues
Deferred revenue-current portion	$ (187)